SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2020
Electronic equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	P4Y